PREFERRED STOCK DERIVATIVE LIABILITIES (Details 2) (USD $)				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Sep. 30, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Maximum [Member]	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Sep. 30, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Mar. 31, 2012 Warrant [Member] Minimum [Member]
Risk-Free interest rate								0.92%	0.83%	0.72%	1.30%	0.04%	0.06%	0.02%	0.05%
Expected volatility								182.00%	180.00%	168.00%	181.00%	67.00%	102.00%	100.00%	57.00%
Expected life (in years)								5 years 9 months 18 days	5 years 7 months 6 days	5 years 3 months 18 days	6 years 1 month 6 days	0 years	1 year	8 months 12 days	1 month 6 days
Expected dividend yield				0.00%	0.00%	0.00%	0.00%
Number of warrants				152,168,403	145,376,939	145,376,939	161,478,979
Fair Value of Warrant Derivative Liability	$ 7,916,397	$ 8,506,106	$ 14,192,329	$ 17,041,072	$ 14,947,419	$ 11,987,222	$ 11,987,222